Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited)

September 30, 2022

	Shares/ Principal	Fair Value
Common Stocks - 98.5%
Aerospace & Defense - 2.7%
Boeing Co. (The) *	1,153	$139,605
Curtiss-Wright Corp.	5,715	795,299
General Dynamics Corp.	11,015	2,337,053
HEICO Corp.	3,515	506,090
Lockheed Martin Corp.	1,998	771,807
Northrop Grumman Corp.	2,012	946,284
Textron, Inc.	727	42,355
		5,538,493
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	4,493	432,721
Expeditors International of Washington, Inc.	3,597	317,651
FedEx Corp.	3,555	527,811
		1,278,183
Airlines - 0.2%
JetBlue Airways Corp. *	21,854	144,892
Southwest Airlines Co. *	6,425	198,147
		343,039
Auto Components - 0.4%
Aptiv PLC *	1,056	82,590
Goodyear Tire & Rubber Co. (The) *	14,055	141,815
Lear Corp.	4,904	586,959
		811,364
Automobiles - 0.2%
General Motors Co.	15,604	500,732
Banks - 7.3%
Bank of America Corp.	131,025	3,956,955
Citigroup, Inc.	25,522	1,063,502
Huntington Bancshares, Inc.	38,933	513,137
JPMorgan Chase & Co.	45,912	4,797,804
KeyCorp	26,256	420,621
Pinnacle Financial Partners, Inc.	3,837	311,181
PNC Financial Services Group, Inc. (The)	1,906	284,794
Regions Financial Corp.	41,240	827,687
Truist Financial Corp.	8,538	371,745
US Bancorp	19,429	783,377
Wells Fargo & Co.	41,473	1,668,044
		14,998,847
Beverages - 1.8%
Brown-Forman Corp., Class B	17,904	1,191,869
Coca-Cola Europacific Partners PLC	5,782	246,429
PepsiCo, Inc.	13,705	2,237,478
		3,675,776
Biotechnology - 1.7%
Amgen, Inc.	2,970	669,438
Biogen, Inc. *	2,655	708,885
BioMarin Pharmaceutical, Inc. *	3,330	282,284
Blueprint Medicines Corp. *	1,385	91,258
Exact Sciences Corp. *	9,365	304,269

	Shares/ Principal	Fair Value

Biotechnology (continued)
Exelixis, Inc. *	1,321	$20,713
Gilead Sciences, Inc.	14,636	902,895
Horizon Therapeutics PLC *	1,035	64,056
Moderna, Inc. *	960	113,520
Regeneron Pharmaceuticals, Inc. *	190	130,885
Seagen, Inc. *	1,159	158,586
Ultragenyx Pharmaceutical, Inc. *	1,563	64,724
Vertex Pharmaceuticals, Inc. *	159	46,037
Vir Biotechnology, Inc. *	1,514	29,190
		3,586,740
Building Products - 1.1%
Allegion PLC	821	73,627
Builders FirstSource, Inc. *	5,238	308,623
Fortune Brands Home & Security, Inc.	15,160	813,941
Owens Corning	12,348	970,676
		2,166,867
Capital Markets - 1.9%
Bank of New York Mellon Corp. (The)	36,377	1,401,242
Cboe Global Markets, Inc.	440	51,643
Charles Schwab Corp. (The)	4,081	293,301
CME Group, Inc.	4,699	832,334
Intercontinental Exchange, Inc.	8,009	723,613
Northern Trust Corp.	6,944	594,129
State Street Corp.	1,567	95,289
		3,991,551
Chemicals - 3.3%
Corteva, Inc.	19,482	1,113,396
DuPont de Nemours, Inc.	4,281	215,762
Ecolab, Inc.	8,960	1,294,003
FMC Corp.	9,322	985,335
Huntsman Corp.	6,208	152,344
Linde PLC	7,794	2,101,185
LyondellBasell Industries NV, Class A	7,088	533,585
Mosaic Co. (The)	6,275	303,271
		6,698,881
Commercial Services & Supplies - 0.1%
Tetra Tech, Inc.	1,905	244,850
Communications Equipment - 0.6%
Cisco Systems, Inc.	6,007	240,280
Juniper Networks, Inc.	38,877	1,015,467
		1,255,747
Construction & Engineering - 0.1%
AECOM	4,244	290,162
Consumer Finance - 2.7%
Ally Financial, Inc.	12,379	344,508
American Express Co.	19,842	2,676,884
Capital One Financial Corp.	19,562	1,803,029
Discover Financial Services	3,205	291,399
Synchrony Financial	15,895	448,080
		5,563,900

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Containers & Packaging - 0.0%†
Westrock Co.	3,060	$94,523
Diversified Consumer Services - 0.2%
H&R Block, Inc.	6,361	270,597
Terminix Global Holdings, Inc. *	1,496	57,282
		327,879
Diversified Financial Services - 3.4%
Berkshire Hathaway, Inc., Class B *	21,496	5,739,862
Voya Financial, Inc.	21,604	1,307,042
		7,046,904
Diversified Telecommunication - 1.2%
AT&T, Inc.	79,800	1,224,132
Lumen Technologies, Inc.	10,076	73,354
Verizon Communications, Inc.	29,925	1,136,252
		2,433,738
Electric Utilities - 2.8%
Edison International	11,709	662,495
Entergy Corp.	10,329	1,039,407
Exelon Corp.	1,416	53,043
NextEra Energy, Inc.	20,734	1,625,753
NRG Energy, Inc.	15,603	597,127
Pinnacle West Capital Corp.	3,895	251,267
Portland General Electric Co.	2,487	108,085
Xcel Energy, Inc.	20,834	1,333,376
		5,670,553
Electrical Equipment - 1.1%
AMETEK, Inc.	12,109	1,373,281
Eaton Corp. PLC	6,341	845,636
		2,218,917
Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc. *	1,704	157,092
Avnet, Inc.	9,564	345,452
Flex Ltd. *	7,641	127,299
TE Connectivity Ltd.	2,689	296,758
		926,601
Energy Equipment & Services - 0.8%
Halliburton Co.	27,747	683,131
Patterson-UTI Energy, Inc.	14,426	168,496
Schlumberger NV	22,343	802,114
		1,653,741
Entertainment - 1.1%
Activision Blizzard, Inc.	5,652	420,170
Electronic Arts, Inc.	1,010	116,867
Live Nation Entertainment, Inc. *	5,027	382,253
Roku, Inc. *	2,615	147,486
Walt Disney Co. (The) *	12,490	1,178,182
Warner Bros Discovery, Inc. *	7,624	87,676
		2,332,634
Equity Real Estate Investment - 4.7%
Brixmor Property Group, Inc.	21,885	404,216

	Shares/ Principal	Fair Value

Equity Real Estate Investment (continued)
Camden Property Trust	1,739	$207,723
Crown Castle, Inc.	4,044	584,560
Equinix, Inc.	148	84,188
Equity LifeStyle Properties, Inc.	2,107	132,404
Equity Residential	9,231	620,508
Essex Property Trust, Inc.	8,477	2,053,384
First Industrial Realty Trust, Inc.	3,258	145,991
Kimco Realty Corp.	4	74
Lamar Advertising Co., Class A	3,663	302,161
Outfront Media, Inc.	1,286	19,534
Park Hotels & Resorts, Inc.	5,090	57,313
Prologis, Inc.	19,261	1,956,918
Regency Centers Corp.	8,538	459,771
SBA Communications Corp.	1,327	377,731
Simon Property Group, Inc.	22,037	1,977,821
Sun Communities, Inc.	1,810	244,947
		9,629,244
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	42	19,835
Kroger Co. (The)	17,661	772,669
Sysco Corp.	1,045	73,892
Walmart, Inc.	6,746	874,956
		1,741,352
Food Products - 2.0%
Archer-Daniels-Midland Co.	7,735	622,281
Bunge Ltd.	4,652	384,115
Conagra Brands, Inc.	7,251	236,600
Hershey Co. (The)	2,993	659,867
Mondelez International, Inc., Class A	27,384	1,501,465
Tyson Foods, Inc., Class A	11,718	772,568
		4,176,896
Gas Utilities - 0.2%
Atmos Energy Corp.	3,387	344,966
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	12,992	1,257,106
Bausch + Lomb Corp. *	25,014	383,715
Becton Dickinson and Co.	573	127,682
Boston Scientific Corp. *	47,957	1,857,375
Enovis Corp. *	3,025	139,362
IDEXX Laboratories, Inc. *	443	144,329
Medtronic PLC	20,138	1,626,143
		5,535,712
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.	6,059	819,965
Cigna Corp.	9,713	2,695,066
CVS Health Corp.	21,612	2,061,136
Elevance Health, Inc.	3,063	1,391,337
McKesson Corp.	1,398	475,138
UnitedHealth Group, Inc.	788	397,972
		7,840,614

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Health Care Technology - 0.3%
Teladoc Health, Inc. *	26,115	$662,015
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp. *	7,854	55,214
Darden Restaurants, Inc.	1,963	247,966
Domino's Pizza, Inc.	347	107,639
McDonald's Corp.	4,438	1,024,024
Royal Caribbean Cruises Ltd. *	4,164	157,816
Texas Roadhouse, Inc.	575	50,174
Travel + Leisure Co.	28,779	981,939
Yum! Brands, Inc.	575	61,146
		2,685,918
Household Durables - 0.3%
Lennar Corp., Class A	4,841	360,897
Whirlpool Corp.	2,346	316,264
		677,161
Household Products - 2.2%
Colgate-Palmolive Co.	14,860	1,043,915
Procter & Gamble Co. (The)	27,747	3,503,059
		4,546,974
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp., Class A	4,450	145,426
Clearway Energy, Inc., Class C	2,035	64,815
Vistra Corp.	32,539	683,319
		893,560
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	5,504	919,003
Insurance - 3.9%
Allstate Corp. (The)	6,910	860,502
Chubb Ltd.	387	70,387
Everest Re Group Ltd.	166	43,565
Hanover Insurance Group, Inc. (The)	1,957	250,770
Hartford Financial Services Group, Inc. (The)	9,822	608,375
Marsh & McLennan Cos., Inc.	11,333	1,691,904
MetLife, Inc.	31,561	1,918,278
Reinsurance Group of America, Inc.	809	101,780
Travelers Cos., Inc. (The)	14,959	2,291,719
Willis Towers Watson PLC	571	114,737
		7,952,017
Interactive Media & Services - 2.4%
Alphabet, Inc., Class A *	9,222	882,084
Alphabet, Inc., Class C *	8,648	831,505
Meta Platforms, Inc., Class A *	21,736	2,949,141
Snap, Inc., Class A *	21,860	214,665
		4,877,395
Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	17,788	654,776

	Shares/ Principal	Fair Value

IT Services - 1.9%
Accenture PLC, Class A	96	$24,701
Automatic Data Processing, Inc.	3,086	698,022
Block, Inc. *	4,341	238,712
Cognizant Technology Solutions Corp., Class A	20,061	1,152,304
Fidelity National Information Services, Inc.	7,585	573,198
Gartner, Inc. *	921	254,831
Okta, Inc. *	3,310	188,240
PayPal Holdings, Inc. *	5,458	469,770
StoneCo Ltd., Class A *	9,377	89,363
Visa, Inc., Class A	977	173,564
		3,862,705
Leisure Products - 0.0%†
Peloton Interactive, Inc., Class A *	3,741	25,925
Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.	9,614	1,168,582
Danaher Corp.	6,082	1,570,920
Mettler-Toledo International, Inc. *	42	45,533
Syneos Health, Inc. *	799	37,673
Thermo Fisher Scientific, Inc.	4,745	2,406,616
		5,229,324
Machinery - 2.9%
Deere & Co.	158	52,755
Illinois Tool Works, Inc.	3,991	720,974
Otis Worldwide Corp.	8,193	522,713
PACCAR, Inc.	17,990	1,505,583
Snap-on, Inc.	7,001	1,409,651
Stanley Black & Decker, Inc.	3,448	259,324
Timken Co. (The)	20,069	1,184,874
Xylem, Inc.	3,379	295,190
		5,951,064
Media - 2.1%
Comcast Corp., Class A	62,875	1,844,124
Fox Corp., Class A	63,981	1,962,937
Fox Corp., Class B	1,880	53,580
Interpublic Group of Cos., Inc. (The)	4,190	107,264
Liberty Media Corp.-Liberty SiriusXM, Class A *	1,002	38,146
News Corp., Class A	5,883	88,892
Nexstar Media Group, Inc.	779	129,976
Paramount Global, Class B	2,879	54,816
		4,279,735
Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	17,917	489,672
Newmont Corp.	5,345	224,650
Reliance Steel & Aluminum Co.	993	173,189
Steel Dynamics, Inc.	9,744	691,337
		1,578,848

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Multiline Retail - 0.4%
Kohl's Corp.	570	$14,336
Target Corp.	5,978	887,075
		901,411
Multi-Utilities - 2.2%
Ameren Corp.	2,527	203,550
Black Hills Corp.	7,066	478,580
CMS Energy Corp.	29,450	1,715,168
DTE Energy Co.	17,920	2,061,696
		4,458,994
Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp.	29,176	4,191,716
CNX Resources Corp. *	8,966	139,242
ConocoPhillips	2,990	305,997
Devon Energy Corp.	4,784	287,662
EOG Resources, Inc.	13,326	1,488,914
EQT Corp.	1,619	65,974
Exxon Mobil Corp.	47,248	4,125,223
Marathon Oil Corp.	24,950	563,371
Marathon Petroleum Corp.	8,882	882,249
Ovintiv, Inc.	2,902	133,492
Phillips 66	8,027	647,939
Pioneer Natural Resources Co.	154	33,346
Targa Resources Corp.	2,139	129,067
Valero Energy Corp.	4,941	527,946
Williams Cos., Inc. (The)	14,858	425,384
		13,947,522
Pharmaceuticals - 6.9%
Bristol-Myers Squibb Co.	34,858	2,478,055
Eli Lilly and Co.	2,004	647,993
Johnson & Johnson	34,746	5,676,107
Merck & Co., Inc.	22,012	1,895,674
Perrigo Co. PLC	10,584	377,425
Pfizer, Inc.	67,474	2,952,662
Viatris, Inc.	10,307	87,816
		14,115,732
Professional Services - 0.2%
KBR, Inc.	8,926	385,782
ManpowerGroup, Inc.	1,192	77,110
		462,892
Real Estate Management & Development - 0.3%
CBRE Group, Inc., Class A *	7,308	493,363
Zillow Group, Inc., Class A *	685	19,612
Zillow Group, Inc., Class C *	5,907	168,999
		681,974
Road & Rail - 0.9%
CSX Corp.	26,650	709,956
JB Hunt Transport Services, Inc.	130	20,335
Landstar System, Inc.	763	110,154
Lyft, Inc., Class A *	10,728	141,288

	Shares/ Principal	Fair Value

Road & Rail (continued)
Norfolk Southern Corp.	191	$40,043
Ryder System, Inc.	1,610	121,539
Schneider National, Inc., Class B	18,811	381,863
Uber Technologies, Inc. *	8,296	219,844
		1,745,022
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	15,143	2,110,026
Cirrus Logic, Inc. *	694	47,747
Intel Corp.	85,955	2,215,060
Lam Research Corp.	193	70,638
NXP Semiconductors NV	966	142,495
Semtech Corp. *	7,975	234,545
Silicon Laboratories, Inc. *	5,107	630,408
		5,450,919
Software - 2.7%
Adobe, Inc. *	2,093	575,994
ANSYS, Inc. *	353	78,260
Box, Inc., Class A *	2,311	56,365
Ceridian HCM Holding, Inc. *	10,270	573,888
Citrix Systems, Inc.	812	84,448
DocuSign, Inc. *	292	15,613
Guidewire Software, Inc. *	859	52,897
Microsoft Corp.	4,015	935,094
RingCentral, Inc., Class A *	11,323	452,467
Salesforce, Inc. *	13,422	1,930,620
ServiceNow, Inc. *	971	366,659
Splunk, Inc. *	1,741	130,923
VMware, Inc., Class A	723	76,971
Workday, Inc., Class A *	1,741	265,015
		5,595,214
Specialty Retail - 1.5%
AutoNation, Inc. *	5,974	608,571
AutoZone, Inc. *	34	72,826
Best Buy Co., Inc.	5,641	357,301
Dick's Sporting Goods, Inc.	1,105	115,627
Home Depot, Inc. (The)	4,009	1,106,244
Lowe's Cos., Inc.	2,156	404,918
Penske Automotive Group, Inc.	2,319	228,259
Ulta Beauty, Inc. *	422	169,302
		3,063,048
Technology Hardware, Storage & Peripherals - 0.6%
Dell Technologies, Inc., Class C	7,197	245,921
Hewlett Packard Enterprise Co.	82,116	983,750
		1,229,671
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc. *	1,077	301,086
Ralph Lauren Corp.	562	47,731

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class C *	2,541	$15,144
		363,961
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	17,420	336,032
Tobacco - 0.6%
Altria Group, Inc.	24,176	976,227
Philip Morris International, Inc.	4,031	334,613
		1,310,840
Trading Companies & Distributors - 0.2%
SiteOne Landscape Supply, Inc. *	991	103,203
United Rentals, Inc. *	791	213,665
WESCO International, Inc. *	340	40,589
		357,457
Wireless Telecommunication Services - 0.2%
United States Cellular Corp. *	12,640	329,019
Total Common Stocks
(Cost - $211,792,565)		202,065,534
Short-Term Investments - 1.3%
Money Market Funds - 1.3%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 2.74%(a) (Cost - $2,675,402)	2,675,402	2,675,402
Total Investments - 99.8%
(Cost - $214,467,967)		$204,740,936
Other Assets Less Liabilities - Net 0.2%		488,916
Total Net Assets - 100.0%		$205,229,852

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	18	12/16/2022	$3,241,350	$(339,918)